INVESTMENTS	12 Months Ended
Dec. 31, 2017
INVESTMENTS
INVESTMENTS

8.  INVESTMENTS

The Company’s long-term investments are consisted of the follows:

	2016	2017
	RMB	RMB
Held to maturity investments	1,059,812,729	40,000,000
Available-for-sale investments	14,467,476,607	18,552,440,485
Equity method investments	4,114,199,782	6,068,391,137
Cost method investments	891,333,247	912,953,646

Total net book value	20,532,822,365	25,573,785,268

Held to maturity investments

Held to maturity investments were time deposits in commercial banks with maturities of more than one year. In 2015, the Company placed a three-year time deposit of RMB1 billion with fixed interest rate of 3.90% per annum. As of December 31, 2017, such time deposit was classified as short-term investment with its maturity being less than one year.

Available-for-sale investments

The following table summarizes, by major security type, the Company’s available-for-sale investments as of December 31, 2017:

	Cost, after adjusted with other-than-temporary impairment	Gross Unrealized Gains, including forex adjustment	Gross Unrealized Losses, including forex adjustment	Fair Value
	RMB	RMB	RMB	RMB
Listed equity securities	6,135,979,970	6,299,221,728	—	12,435,201,698
Unlisted debt securities	5,362,010,027	909,212,411	(153,983,651)	6,117,238,787

Total Available-for-sale investments	11,497,989,997	7,208,434,139	(153,983,651)	18,552,440,485

The following table summarizes, by major security type, the Company’s available-for-sale investments as of December 31, 2016:

	Cost, after adjusted with other-than-temporary impairment	Gross Unrealized Gains, including forex adjustment	Gross Unrealized Losses, including forex adjustment	Fair Value
	RMB	RMB	RMB	RMB
Listed equity securities	5,642,265,038	2,116,672,845	(97,057,486)	7,661,880,397
Unlisted debt securities	6,263,538,336	572,369,972	(30,312,098)	6,805,596,210

Total Available-for-sale investments	11,905,803,374	2,689,042,817	(127,369,584)	14,467,476,607

For the years ended December 31, 2015, 2016 and 2017, the Company completed the following significant investments which were accounted for as available-for-sale investments:

In January, 2016, the Company invested US$180 million (approximately RMB1.2 billion) to purchase the convertible bonds of MakeMyTrip Limited (“MakeMyTrip”) which were subsequently converted to approximately 10% equity interest in MakeMyTrip in October 2016. As of December 31, 2016 and 2017, based on the market price, the Company re-measured the investment at a fair value of RMB1.5 billion and RMB2.1 billion respectively.

In April 2016, the Company purchased 3% equity interest of China Eastern Airlines with consideration of RMB3 billion. As of December 31, 2016 and 2017, based on the market price, the Company re-measured the investment at a fair value of RMB3.3 billion and RMB3.8 billion respectively.

As at December 31, 2016 and 2017, the fair value of available-for-sale investments that were in a loss position was RMB865 million and RMB3.4 billion, and none of which was in a loss position over twelve months.

For the years ended December 31, 2015, 2016 and 2017, the unrealized securities holding gain net of tax of RMB108 million, RMB(7) million and RMB305 million, respectively was reported in other comprehensive income. For the years ended December 31, 2015, 2016 and 2017, there was no tax effects in associated with the disposal of available-for-sale investments.

For the years ended December 31, 2015, 2016 and 2017, the total cash paid for available-for-sale securities was RMB0.1 billion, RMB4.2 billion and RMB1.1 billion, respectively.

Equity method investments

For the years ended December 31, 2015, 2016 and 2017, the Company completed the following investments which were accounted for as equity method investments:

In December 2016, in connection of share exchange transaction with BTG and Homeinns, the Company exchanged its previously held equity interest in Homeinns for 22% equity interest of BTG with a gain of RMB1.4 billion recognized and reported in “Equity in income/(loss) of affiliates” in the statement of income and comprehensive income. The Company applied equity method to account for the investment in BTG on one quarter lag basis. As of December 31, 2016 and 2017, the carrying value of its investment in Homeinns and BTG were RMB2.5 billion and RMB2.6 billion respectively.

Tujia used to be a subsidiary of the Company. ln 2015, after a private placement of Tujia, the Company lost the control in Tujia and a gain of RMB2.3 billion was recognized in the Other income/ (expense) (Note 2) in connection with the deconsolidation. ln 2017, the Company converted part of its preferred shares investment in Tujia to common shares with fair value of RMB1.7 billion. The Company applies equity method for its common shares on one quarter lag basis. The preferred shares investment in Tujia was continued to be accounted for as available-for- sale debt security. As of December 31, 2017, the carrying value of its equity method investment and fair value of its preferred shares were RMB1.5 billion and RMB1.7 billion respectively.

In May 2015, the Company acquired approximately 38% share capital of eLong, Inc. (“eLong”) and applied equity method on one quarter lag basis. In May 2016, eLong completed its “going-private” transaction and merger with E-dragon Holdings Limited (“E-dragon”) (“Reorganization”). After the Reorganization, the Company applies equity method for its ordinary shares investment in E-dragon’s on one quarter lag basis and the preferred shares of E-dragon are classified as available-for-sale debt security. As of December 31, 2017, the carrying value of its equity investment and fair value of preferred share investment in E-dragon were RMB194 million and RMB1.7 billion respectively. In December 2017, eLong announced a merger with LY.com and the merger was consummated in March 2018 and the Company received an equity method investment in the enlarged group.

As disclosed in Note 2 “Acquisition”, between October and December of 2015, the date of consolidation of Qunar, the Company accounted for the investment in Qunar under equity method and recognized the pick up loss of Qunar with amount of RMB2.4 billion. Subsequently on December 10, 2015, the date of the consolidation of Qunar, the Company recognized a RMB2.4 billion gain from the re-measurement of previously held equity interest of Qunar to its fair value and such gain was reported in same line item as which the equity pick-up of Qunar was presented.

In 2014, through a series of transactions, the Company and other shareholders, including Royal Caribbean Cruises Ltd. (“RCL”) formed Skysea Holding International Ltd. (“Skysea”) where the Company and RCL each owns 35% equity interest of Skysea. The Company and RCL also each provided a loan with amount of US$80 million to Skysea. The Company accounted for its investment in Skysea under equity method. The loan provided to Skysea was recorded in Long-term receivables due from related parties (Note 13). In March 2018, Ctrip and RCL agreed to wind down the business of Skysea by the end of 2018.

For the years ended December 31, 2015, 2016 and 2017, the Company made some investments in several third party investment funds. The Company accounted for these investments under equity methods on one quarter lag basis. As of December 31, 2016 and 2017, the carrying value of these investments were RMB616 million and RMB780 million respectively.

Other than Qunar in 2015 and eLong in 2016 respectively, all other equity method investments are not considered individually material. In 2017, all the equity method investments are not considered individually material. And in an aggregate basis, the Company summarizes the condensed financial information of the Company’s equity investments as a group below in accordance with Rule 4-08 of Regulation S-X.

	Year ended December 31,
	2015		2016		2017
	Qunar	Other equity investments	eLong	Other equity investments	Equity investments
Operating data:
Revenue	841,814,520	7,069,224,177	1,895,409,404	5,917,850,003	14,242,886,080
Gross profit	537,240,212	1,581,396,551	997,644,227	4,785,282,088	8,145,081,600
Income/(loss) from operations	(4,792,664,736)	(20,961,158)	(1,312,847,794)	155,471,096	80,460,912
Net loss	(4,917,200,749)	(189,461,030)	(1,635,384,928)	(62,190,299)	(222,770,078)
Net loss attributable to our equity method investments companies	(2,352,388,839)	(127,465,948)	(722,307,716)	(55,314,772)	(78,644,006)
Add: Equity dilution impact	—	(8,314,364)	(832,336)	11,027,933	13,527,940
Add: Gain from disposal of equity investments, including the remeasurement gain/(loss) from previously held equtiy investments in step acquisitions	2,352,388,839	—	—	1,369,310,070	—
Equity in income/(loss) of affiliates	—	(135,780,312)	(723,140,052)	1,325,023,231	(65,116,066)

	As of December 31,
	2015		2016		2017
Balance sheet data:
Current assets	9,433,080,372	4,091,410,052	1,978,681,514	3,353,714,017	9,836,444,371
Long-term assets	1,072,464,782	10,102,034,376	454,710,971	17,298,415,142	16,552,821,327
Current liabilities	10,442,341,153	4,043,523,264	1,687,293,575	11,595,906,780	8,061,346,134
Long-term liabilities	93,019,969	466,730,372	15,970,032	1,650,938,946	6,191,180,525
Non-controlling interests	5,282,358	76,928,317	15,512,748	1,944,540,518	323,853,090

For the years ended December 31, 2015, 2016 and 2017, the total cash paid for equity method investments was RMB2.9 billion, RMB1.0 billion and RMB0.2 billion, respectively.

Cost method investment

For other equity investments that are not considered as debt securities or equity securities that have readily determinable fair values and over which the Company has neither significant influence nor control through investments in common stock or in-substance common stock, the cost method of accounting is used. The carrying value of cost method investments was RMB891 million and RMB913 million as of December 31, 2016 and 2017 respectively. None of the investments individually is considered as material to the Group’s financial position.

In 2016, the Company disposed certain cost method investments with total consideration of RMB317 million, which results a gain of RMB149 million as reported in other income.

In 2017, the Company disposed several cost method investments with total cash consideration of RMB1.4 billion which resulted in a gain of RMB1.4 billion as reported in other income (Note 2).

In 2015, 2016 and 2017, the Company made cost method investments with amount of RMB0.1 billion, RMB0.1 billion and RMB0.2 billion respectively.

Impairments

The Company performs impairment assessment of its investments by considering factors including, but not limited to, current economic and market conditions as well as the operating performance of the investees. Impairment charges in connection with the available-for-sale investments of nil, RMB36 million and RMB272 million were recorded for the years ended December 31, 2015, 2016 and 2017, respectively. Impairment charges in connection with the equity method investments of nil, nil and RMB64 million were recorded for the years ended December 31, 2015, 2016 and 2017, respectively. Impairment charges in connection with the cost method investments of nil, RMB12 million and RMB139 million were recorded for the years ended December 31, 2015, 2016 and 2017, respectively. The impairment were recorded in “Other income/ (expense)” (Note 2). The carrying value for the cost method and equity method impairments apply non-recurring fair value measures is nil for the years ended December 31, 2015, 2016 and 2017.